Stock Incentive Plans (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Estimated stock price	$ 3.33	$ 2.88	$ 3.00
Exercise price	$ 2.88	$ 2.88	$ 1.00
Dividend yield	0.00%	0.00%	0.00%
Expected life	5 years	5 years	6 years
Expected Volatility	39.00%	70.00%	75.00%
Risk free interest rate	3.92%	4.06%	1.74%
Minimum [Member]
Expected life			5 years
Risk free interest rate			0.86%